Deferred Taxation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	$ 315	$ 363	$ 496
Deferred tax assets	0	4	4
Net deferred taxation liability	315	359	492
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	359	492	513
Taxation of items included in income statement	(30)	(68)	(45)
Taxation on items included in other comprehensive income	5	(6)	2
Transfer to non-current assets and liabilities held for sale	0	(73)	0
Translation	(19)	14	22
Closing balance	315	359	492
Unrecognised taxable temporary differences pertaining to undistributed earnings	413	384	366
Tangible assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	521	604	730
Inventories
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	37	33	31
Provisions
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	218	229	245
Tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	24	60	31
Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	5	15	10
Deferred tax assets	6	4	3
Temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	563	652	771
Deferred tax assets	$ 248	$ 293	$ 279